Trade and Other Payables (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable and accruals	$ 503.5	$ 447.6
Employee and payroll liabilities	496.7	453.6
Other accrued liabilities	125.1	117.5
Trade and other payables	$ 1,125.3	$ 1,018.7